INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11. - INCOME TAXES

The provision for income taxes for Q212-YTD and Q211-YTD is summarized as follows:

	2012	2011
	(Unaudited)	(Unaudited)
Current:
Federal	$-	$-
State	-	-
Deferred:
Federal	8,656	(86,044)
State	(10,665)	(7,990)
(Decrease) Increase in valuation allowance	(2,010)	94,034

Total provision (benefit) for income taxes	$-	$-

The income tax benefit for Q212-YTD and Q211-YTD was not booked due to the uncertainty of future profitable operations necessary to realize the benefit.

The provision for income taxes for Q212-YTD and Q211-YTD differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	2012		2011

Expected provision (benefit) at statutory rate	35.0%		(35.0%	)
State taxes	3.6%		(3.6%	)
Non-deductible expenses	(38.8%	)	-
(Decrease) Increase in valuation allowance	(0.2%	)	38.6%

Total provision (benefit) for income taxes	0.0%		0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at June 30, 2012 and December 31, 2011 are as follows:

	2012	2011
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$714,318	$533,599
Stock-based compensation	(182,729)	-
Total deferred tax assets	531,589	533,599
Valuation allowance	(531,589)	(533,599)
Net deferred tax assets	$-	$-

As of June 30, 2012 and December 31, 2011 the Company had a valuation allowance on its deferred tax assets of $531,589 and $533,599, which relates primarily to net operating losses. The valuation allowance decreased $2,010 in the Q212-YTD.

As of June 30, 2012 and December 31, 2011, the Company had net operating loss carry-forwards of $1,683,720 and $1,446,928, respectively. Unused net operating loss carry-forwards will expire at various dates beginning in 2029 and ending on 2031.

As of June 30, 2012 and December 31, 2011, the Company had no unrecognized tax benefits and accordingly no related accrued interest or penalties.

NOTE 10. - INCOME TAXES

The provision for income taxes for the year ended December 31, 2011 and 2010 is summarized as follows:

	2011	2010
Current:
Federal	$--	$--
State	--	--
Deferred:
Federal	(342,510)	(47,976)
State	(31,804)	(4,455)
Increase (Decrease) in valuation allowance	374,314	52,431

Total provision (benefit) for income taxes	$--	$--

The income tax benefit for the year ended December 31, 2011 and 2010 was not booked due to the uncertainty of future profitable operations necessary to realize the benefit.

The provision for income taxes for the year ended December 31, 2011 and 2010 differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	2011	2010

Expected provision(benefit) at statutory rate	-35.0%	-35.0%
State taxes	-3.3%	-3.3%
Valuation allowance for Net Loss	38.3%	38.3%

Total provision (benefit) for income taxes	0.0%	0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at December 31, 2011 and December 31, 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry-forwards	$533,599	$159,284
	--	--
Total deferred tax assets	533,599	159,284
Valuation allowance	(533,599)	(159,284)
Net deferred tax assets	$--	$--

As of December 31, 2011 and December 31, 2010 the Company had a valuation allowance on its deferred tax assets of $533,599 and $159,284, which relates to net operating losses. The valuation allowance increased $374,315 in 2011. The increase in 2011 was attributable to accumulated net operating loss.

As of December 31, 2011 and December 31, 2010, the Company had net operating loss carry-forwards of $1,446,928 and $466,035, respectively. Unused net operating loss carry-forwards will expire at various dates beginning in 2029 and ending in 2031.

As of December 31, 2011 and 2010, the Company had no unrecognized tax benefit and accordingly no related accrued interest or penalties.